UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07418

Name of Fund:	Legg Mason Global Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2006

Date of reporting period: 3/31/2006

Item 1 – Schedule of Investments
Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Emerging Markets Trust

	Shares/Par	Value

Common Stocks and Equity Interests — 95.1%
Argentina — 0.2%
Telecom Argentina S.A. — ADR	34	$455	A

Brazil — 13.3%
Banco Bradesco S.A. — ADR	4	129
Banco Bradesco S.A. — preferred shares	76	2,728
Banco Itau Holding Financeira S.A. — ADR	22	646
Banco Itau Holding Financeira S.A. — preferred shares	54	1,598
Bradespar S.A. — preferred shares	21	688
Caemi Mineracao e Metalurgia S.A. — preferred shares	1,774	3,141
Centrais Eletricas de Santa Catarina S.A. — CELESC — preferred shares	1,328	1,062
Companhia Siderurgica Nacional S.A. (CSN) — ADR	19	597
Companhia Vale do Rio Doce — Certificates of Entitlements	11	0	B
Companhia Vale do Rio Doce — preferred shares — ADR	130	5,629
Diagnosticos da America	44	1,144	A
EDP — Energias do Brasil S.A.	84	1,172
Gerdau S.A. — preferred shares	79	1,782
Itausa — Investimentos Itau S.A. — preferred shares	316	1,348
Localiza Rent a Car S.A.	72	1,216
Petroleo Brasileiro S.A. — Petrobras — ADR	140	11,195
Telemar Norte Leste S.A. — preferred shares	56	1,473
Tim Participacoes S.A. — ADR	40	1,478
Totvs S.A.	18	300	A
Tractebel Energia S.A.	22	190
Unibanco — Uniao de Bancos Brasileiros S.A. — GDR	29	2,136
Universo Online S.A. — preferred shares	92	639	A
Votorantim Celulose e Papel S.A. — preferred shares	0.1	1

		40,292

China — 11.2%
Beijing North Star Company Limited	1,348	404
China Life Insurance Co., Limited	2,516	3,194	A
China Mengniu Dairy Company Limited	1,011	1,120
China Merchants Property Development Co., Ltd.	673	1,145
China Mobile (Hong Kong) Limited	889	4,666
China Overseas Land & Investment Limited	3,304	2,257
China Petroleum and Chemical Corporation (Sinopec)	2,624	1,522
China Resources Land Limited	1,360	1,025
Chongqing Changan Automobile Co., Ltd.	592	290
Denway Motors Limited	3,436	1,339
Dongfang Electrical Machinery Company Limited	428	871
Dongfeng Motor Corporation	1,992	886	A
Far East Pharmaceutical Technology Company Limited	4,304	0	A,B
FU JI Food & Catering Services	688	1,428
Harbin Power Equipment Company Limited	2,394	2,021
Hengan International Group Company Limited	1,046	1,658
Li Ning Company Limited	1,595	1,521
Nine Dragons Paper Holdings Limited	1,387	947	A
PetroChina Company Limited	3,800	3,991
Prime Sucess International Group Limited	1,398	946
Shanghai Forte Land Company Limited	595	311
Shanghai Zhenhua Port Machinery Co. Ltd. — preferred shares	1,212	1,882
TPV Technology Limited	362	399

		33,823

	Shares/Par	Value

Egypt — 1.3%
Egyptian Company for Mobile Service (MobiNil)	25	729
Orascom Construction Industries (OCI)	27	1,088
Orascom Construction Industries (OCI) — GDR	8	640
Orascom Construction Industries (OCI) — GDR	0.5	38	C
Orascom Telecom Holding SAE — GDR	10	553
Vodafone Egypt Telecommunications Co. SAE	54	823

		3,871

Hong Kong — 0.1%
Tianjin Development Holdings Limited	416	305

Hungary — 0.7%
Gedeon Richter Rt.	11	2,136

India — 3.4%
Bajaj Auto Limited	16	967
Bank of India	290	870	A
Crompton Greaves Limited	73	1,727
Indian Oil Corporation Limited	51	675
Jaiprakash Associates Ltd.	80	840
Mahindra & Mahindra Limited	110	1,545
Suzlon Energy Ltd.	30	871
Tata Motors Limited	107	2,246
Union Bank of India Limited	250	685

		10,426

Indonesia — 3.4%
PT Astra International Tbk	701	868
PT Bank Central Asia Tbk	930	427
PT Bank Rakyat Indonesia	2,889	1,240
PT Perusahaan Gas Negara	2,370	2,608
PT Telekomunikasi Indonesia	4,355	3,306
PT United Tractors Tbk	3,655	1,810

		10,259

Israel — 1.2%
Bank Hapoalim Ltd.	127	589
Bank Leumi Le — Israel	228	831
Teva Pharmaceutical Industries Ltd. — ADR	54	2,207

		3,627

Jersey Channel Islands — 0.3%
Highland Gold Mining Limited	226	1,052

Luxemburg — 0.6%
Ternium S.A. — ADR	59	1,667	A

Malaysia — 1.2%
Genting Berhad	222	1,433
IOI Corporation Berhad	200	722
Malaysia International Shipping Corporation Berhad	200	516
Resorts World Berhad	308	1,103

		3,774

Mexico — 6.5%
America Movil S.A. de C.V.	2,207	3,773
America Movil S.A. de C.V. — ADR	5	171
America Telecom, S.A. de C.V.	303	1,773	A
Cemex S.A. de C.V. — ADR	96	6,261
Consorcio ARA, S.A. de C.V.	274	1,219
Controladora Comercial Mexicana S.A. de C.V.	645	1,102
Fomento Economico Mexicana, S.A. de C.V. — ADR	15	1,402
Gruma S.A.	104	303
Grupo Bimbo S.A. de C.V.	337	1,100
Grupo Carso S.A. de C.V.	34	78
Grupo Mexico S.A. de C.V.	261	738
Grupo Televisa S.A. — ADR	19	374
Telefonos de Mexico S.A. de C.V. (Telmex)	66	1,477

		19,771

	Shares/Par	Value

Oman — 0.4%
Bank Muscat SAOG — GDR	113	1,099	C

Pakistan — 0.2%
Fauji Fertilizer Company Limited	294	658

Philippines — 0.6%
Philippine Long Distance Telephone Company	45	1,703

Poland — 0.5%
Polish Oil & Gas	1,342	1,444	A

Russia — 5.9%
AFK Sistema — GDR	33	807	C
Gazprom	320	2,656
Gazprom — ADR	16	1,492
Gazprom — ADR	13	1,171
Lukoil — ADR	99	8,245
Lukoil — ADR	4	333	C
NovaTek OAO — GDR	50	1,917	C
Surgutneftegaz — ADR	2	161
Vsmpo-Avisma Corporation (VSMPO)	5	1,132

		17,914

South Africa — 11.2%
African Bank Investment Limited	311	1,520
Aspen Pharmacare Holdings Limited	84	592	A
Aveng Limited	635	2,426
Edgars Consolidated Stores Limited	91	570
Ellerine Holdings Limited	87	1,197
Foschini Limited	117	1,106
Gold Fields Limited	136	2,961
Harmony Gold Mining Company Limited	102	1,664	A
Illovo Sugar Limited	296	797
Impala Platinum Holdings Limited	15	2,763
Imperial Holdings Limited	91	2,527	A
Kumba Resources Limited	103	1,862
Lewis Group Limited	76	761
Murray & Roberts Holdings Limited	516	2,321
Nedbank Group Ltd	34	714
Network Healthcare Holdings Limited	838	1,231	A
Reunert Limited	232	2,570
Sasol Limited	73	2,775
Standard Bank Group Limited	105	1,449
Steinhoff International Holdings Limited	350	1,264	A
The Tongaat-Hulett Group Limited	59	946

		34,016

South Korea — 18.1%
Cheil Industries Inc.	33	1,209
Daegu Bank	105	1,961
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	32	852
Daewoong Pharmaceutical Co., Ltd.	24	1,178	A
Daishin Securities Company	66	1,382	A
Deasang Corporation	50	834	A
Dong-A Pharmaceutical Co., Ltd.	16	1,111
GS Engineering & Construction Corp.	11	643
Hana Financial Group Inc.	31	1,466
Hynix Semiconductor Inc.	27	794	A
Hyundai Department Store Co., Ltd.	6	554
Hyundai Development Company	20	915
Hyundai Heavy Industries Co., Ltd.	10	871
Hyundai Mobis	9	797
Hyundai Motor Co., Ltd.	27	2,252

	Shares/Par	Value

Hyundai Securities Co., Ltd.	65	896	A
Kia Motors Corporation	46	944
Kookmin Bank — ADR	52	4,447
Korea Electric Power Corporation (KEPCO)	63	2,624
Korea Telecom Corporation	20	815
Korean Air Co., Ltd.	31	985
KT Corporation — ADR	40	852
KT&G Corporation	17	945
Kumho Electric Inc.	4	239
LG Electronics Inc.	12	973
People & Telecommunication	72	878
Phicom Corp.	60	715
Samsung Corporation	40	1,025
Samsung Electronics Co., Ltd.	21	13,366
Samsung Electronics Co., Ltd. — preferred shares	2	922
Samsung Engineering Co., Ltd.	33	1,117
Samsung Fire & Marine Insurance Co., Ltd.	12	1,521	A
Samsung Heavy Industries Co., Ltd.	45	814
Shinhan Financial Group Co., Ltd.	30	1,343
SK Telecom Co., Ltd. — ADR	51	1,210
Woori Finance Holdings Co., Ltd.	60	1,192

		54,642

Taiwan — 10.7%
Advanced Semiconductor Engineering Inc.	2,023	1,913
Asustek Computer Inc.	775	2,101
China Motor Corporation	1,008	1,025
Chunghwa Telecom Co., Ltd. — ADR	45	876
Chungwha Telecom Co., Ltd.	154	290
Compal Electronics Inc.	1,972	2,014
Fu Sheng Industrial Co., Ltd.	595	701
Hon Hai Precision Industry Co., Ltd	603	3,735
Lite-On Technology Corp.	1,202	1,666
Mitac International Corporation	433	555
NovaTek Microelectronics Corp., Ltd.	350	2,485
O-Ta Precision Industry Co., Ltd.	329	821
Siliconware Precision Industries Company — ADR	322	2,075
SinoPac Financial Holdings Co., Ltd.	4,046	2,051
Taishin Financial Holdings Co., Ltd.	5,443	3,002
Taiwan Cement Corporation	1,455	1,121
Taiwan Semiconductor Manufacturing Company	2,047	4,048
Taiwan Semiconductor Manufacturing Company Ltd. — ADR	0	0.3
Wistron Corporation	1,563	1,873

		32,352

Thailand — 1.5%
Kasikornbank Public Company Limited	234	412
Krung Thai Bank Public Company Limited	1,969	552
PTT Exploration and Production Public Company Limited	74	1,057
PTT Public Company Limited	108	649
Thai Airways International Public Company Limited	829	993
The Siam Cement Public Company Limited	113	745

		4,408

Turkey — 2.6%
Akbank T.A.S.	182	1,530
Denizbank A.S.	282	2,454	A
Turk Sise ve Cam Fabrikalari A.S.	540	2,309
Turkiye Garanti Bankasi A.S.	445	1,655

		7,948

Total Common Stocks and Equity Interests (Identified Cost — $223,840)		287,642

	Shares/Par	Value

Repurchase Agreements — 4.9%

Bank of America
4.75%, dated 3/31/06, to be repurchased at $7,454 on 4/3/06 (Collateral: $7,585 Federal Home Loan Bank bonds, 4.75%, due 8/8/07, value $7,603)	$7,451	7,451

J.P. Morgan Chase & Co.
4.7%, dated 3/31/06, to be repurchased at $7,454 on 4/3/06 (Collateral: $7,581 Fannie Mae notes, 4.75%, due 8/10/07, value $7,609)	7,451	7,451

		14,902

Total Repurchase Agreements (Identified Cost — $14,902)		14,902

Total Investments — 100.0% (Identified Cost — $238,742)		302,544
Other Assets Less Liabilities — N.M.		39

Net Assets — 100.0%		$302,583

A	Non-income producing.

B	Illiquid security valued at fair value under policies approved by the Board of Directors.

C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 1.4% of net assets.

N.M.	Not meaningful.
At March 31, 2006, open forward currency exchange contracts (expressed in the contractual currency) were:

Settlement	Contract To				Unrealized
Date	Receive		Deliver		Gain/(Loss)

04/03/06	HKD	4,904	USD	632	$—
04/03/06	USD	82	BRL	179	(1)
04/03/06	USD	70	ZAR	441	(1)
04/04/06	HKD	3,492	USD	450	—
04/04/06	USD	6	ZAR	38	—
04/05/06	THB	19,331	USD	498	—
04/05/06	USD	30	ZAR	188	(1)

					$(3)

BRL — Brazilian Real
HKD — Hong Kong Dollar
THB — Thailand Baht
ZAR — South African Rand

Statement of Net Assets
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Global Income Trust

		Maturity
	Rate	Date	ParA	Value

Long-Term Securities — 98.3%

British Sterling — 17.3%
Corporate Bonds and Notes — 3.3%
Auto Parts and Equipment — 0.3%
GKN Holdings plc	6.750%	10/28/19	$67	$123

Banks — 0.3%
Royal Bank of Scotland plc	6.200%	3/29/49	50	96	B

Diversified Financial Services — 1.5%
Annington Finance No. 4	8.070%	1/10/23	80	180
Company Operative Bank plc	5.875%	4/2/19	50	89	B
Investec plc	7.750%	3/1/16	32	60	B
Irish Nationwide Building Society	5.875%	12/15/08	50	89
Mellon Funding Corporation	6.375%	11/8/11	96	178

				596

Insurance — 0.5%
Bupa Finance plc	6.125%	9/16/20	45	80	B
Royal & Sun Alliance Insurance Group plc	8.500%	7/29/49	53	108	B

				188

Investment Banking/Brokerage — 0.1%
The Bear Stearns Companies Inc.	5.125%	1/20/10	20	35

Special Purpose — 0.2%
Dignity Finance plc	8.151%	12/31/31	40	93

Telecommunications (Cellular/Wireless) — 0.4%
Telefonica Emisiones S.A.U.	5.375%	2/2/18	95	161

Total Corporate Bonds and Notes				1,292

Government Obligations — 14.0%
United Kingdom of Great Britain and Northern Ireland	8.000%	6/7/21	50	122
United Kingdom Treasury Stock	4.750%	6/7/10	2,150	3,777
United Kingdom Treasury Stock	5.000%	3/7/12	904	1,617
United Kingdom Treasury Stock	5.000%	9/7/14	12	22

Total Government Obligations				5,538

Total British Sterling				6,830

Canadian Dollar — 1.0%
Government Obligations — 1.0%
Canadian Real Return Bond	4.000%	12/1/31	296	383	C

Danish Krone — 2.0%
Corporate Bonds and Notes — 2.0%
Banking and Finance — 2.0%
Nordea Kredit Realkreditaktieselskab	4.000%	10/1/38	3,380	506
Realkredit Danmark A.S.	4.000%	10/1/38	1,910	286

Total Danish Krone				792

Euro — 8.9%
Corporate Bonds and Notes — 6.5%
Banking and Finance — 1.0%
Banco Bradesco S.A.	8.000%	4/15/14	50	73
General Motors Acceptance Corporation	4.750%	9/14/09	105	117
Unicredito Italiano Capital Trust	4.028%	10/27/49	190	216	B

				406

Banks — 0.8%
HSBC Capital Funding	5.130%	12/29/49	80	101	B
Lloyds Bank plc	4.385%	5/29/49	201	237	B

				338

Distribution — 0.2%
Central European Distribution Corporation	8.000%	7/25/12	50	67	D

Diversified Financials — 0.3%
ING Groep N.V.	1.000%	6/8/49	108	127	B

Diversified Financial Services — 0.5%
HBOS plc	5.125%	10/29/49	100	127	B
Legal & General Group plc	4.000%	6/8/25	57	67	B

				194

		Maturity
	Rate	Date	ParA	Value

Insurance — 0.3%
Aviva plc	5.700%	9/29/49	100	129	B

Investment Management — 0.5%
AIB UK 1 LP	4.781%	12/29/49	183	213	B

Manufacturing (Diversified) — 0.9%
Samsonite Corporation	7.032%	6/1/10	13	16	E
Tyco International Group S.A.	6.125%	4/4/07	260	323

				339

Media — 0.2%
Central European Media Enterprises Ltd.	7.976%	5/15/12	50	64	D,E

Medical Products — 0.1%
Fresenius Finance B.V.	5.000%	1/31/13	13	15	D
Fresenius Finance B.V.	5.500%	1/31/16	8	10	D

				25

Packaging — 0.3%
Rexam plc	4.375%	3/15/13	110	132

Pharmaceuticals — 0.3%
Glaxosmithkline Capital plc	4.000%	6/16/25	102	117

Special Purpose — 0.7%
Eco-Bat Finance Ltd.	10.125%	1/31/13	20	28	D
UBS Preferred Funding	4.280%	4/29/49	177	211	B
Valentia Telecommunications Limited	7.250%	8/15/13	17	22

				261

Telecommunications — 0.4%
Koninklijke (Royal) KPN N.V.	4.500%	3/18/13	50	60
Koninklijke (Royal) KPN N.V.	4.000%	6/22/15	87	97

				157

Total Corporate Bonds and Notes				2,569

Government Obligations — 2.4%
Federal Republic of Germany	3.750%	1/4/15	320	388
Federal Republic of Germany	4.750%	7/4/34	410	558

Total Government Obligations				946

Total Euro				3,515

Japanese Yen — 1.4%
Government Obligations — 1.4%
Government of Japan	0.800%	9/10/15	31,000	262
Government of Japan	0.800%	12/10/15	17,000	144
Government of Japan	1.200%	3/20/21	19,000	161	E

Total Japanese Yen				567

Norwegian Krone — 0.8%
Government Obligations — 0.8%
Kingdom of Norway	6.500%	5/15/13	160	28
Kingdom of Norway	5.000%	5/15/15	1,760	291

Total Norwegian Krone				319

Polish Zloty — 2.5%
Government Obligations — 2.5%
Government of Poland	6.000%	5/24/09	1,685	542
Government of Poland	5.000%	10/24/13	1,350	422

Total Polish Zloty				964

United States Dollar — 64.4%
Corporate Bonds and Notes — 23.7%
Aerospace/Defense — 0.4%
DRS Technologies, Inc.	6.625%	2/1/16	5	5
Northrop Grumman Corporation	4.079%	11/16/06	35	35
Systems 2001 Asset Trust	6.664%	9/15/13	124	129	D,F

				169

Apparel — N.M.
Oxford Industries, Inc.	8.875%	6/1/11	10	10

Auto Parts and Equipment — N.M.
Visteon Corporation	8.250%	8/1/10	20	17

		Maturity
	Rate	Date	ParA	Value

Banking and Finance — 3.5%
Anadarko Finance Company	7.500%	5/1/31	100	116	F
Boeing Capital Corporation	5.750%	2/15/07	280	281
DI Finance LLC	9.500%	2/15/13	10	10
Ford Motor Credit Company	7.375%	10/28/09	420	395
Ford Motor Credit Company	7.375%	2/1/11	50	46
General Motors Acceptance Corporation	5.625%	5/15/09	410	382
HSBC Finance Corporation	8.000%	7/15/10	50	55
HSBC Finance Corporation	7.000%	5/15/12	80	85

				1,370

Banks — 0.7%
Bank of America Corporation	7.400%	1/15/11	80	86
Bank One Corporation	5.900%	11/15/11	180	183

				269

Cable — 1.5%
Comcast Cable Communications, Inc.	6.750%	1/30/11	155	161
Comcast Corporation	6.500%	1/15/15	155	159
Cox Communications, Inc.	7.125%	10/1/12	195	205
CSC Holdings Inc.	7.625%	4/1/11	1	1
CSC Holdings Inc.	7.875%	2/15/18	20	20
DIRECTV Holdings LLC	6.375%	6/15/15	20	20
EchoStar DBS Corporation	7.125%	2/1/16	30	29	D
Rogers Cable Inc.	6.750%	3/15/15	10	10	F

				605

Casino Resorts — 0.6%
Boyd Gaming Corporation	6.750%	4/15/14	10	10
Boyd Gaming Corporation	7.125%	2/1/16	130	132
Caesars Entertainment, Inc.	8.125%	5/15/11	7	8
Caesars Entertainment, Inc.	7.000%	4/15/13	8	8
Inn of The Mountain Gods Resort and Casino	12.000%	11/15/10	10	11
MGM MIRAGE	8.500%	9/15/10	20	21
MGM MIRAGE	6.750%	9/1/12	20	20
MGM MIRAGE	6.625%	7/15/15	10	10
Premier Entertainment Biloxi LLC	10.750%	2/1/12	10	9
Station Casinos, Inc.	6.000%	4/1/12	10	10
Station Casinos, Inc.	6.875%	3/1/16	10	10

				249

Chemicals — 0.1%
IMC Global Inc.	11.250%	6/1/11	20	21
Lyondell Chemical Company	9.625%	5/1/07	3	3
MacDermid, Incorporated	9.125%	7/15/11	24	26
Westlake Chemical Corporation	6.625%	1/15/16	8	8

				58

Coal — N.M.
Peabody Energy Corporation	6.875%	3/15/13	18	18

Computer Services and Systems — 0.3%
Electronic Data Systems Corporation	7.125%	10/15/09	110	115
Sungard Data Systems Incorporated	9.125%	8/15/13	10	11	D

				126

Diversified Financial Services — 0.6%
Citigroup Inc.	4.125%	2/22/10	240	230

Electric — 1.7%
Duke Energy Corporation	3.750%	3/5/08	200	194
Exelon Corporation	5.625%	6/15/35	60	55
FirstEnergy Corp.	6.450%	11/15/11	190	196
FirstEnergy Corp.	7.375%	11/15/31	70	78
The AES Corporation	9.500%	6/1/09	17	18
The AES Corporation	8.875%	2/15/11	7	8
The AES Corporation	8.750%	5/15/13	65	70	D
The AES Corporation	7.750%	3/1/14	6	6
The Cleveland Electric Illuminating Company	5.650%	12/15/13	40	40

				665

Energy — 1.2%
NRG Energy, Inc.	7.250%	2/1/14	20	20
Pacific Gas and Electric Company	3.600%	3/1/09	330	314
TXU Corp.	6.550%	11/15/34	140	127

				461

		Maturity
	Rate	Date	ParA	Value

Environmental Services — 0.7%
Waste Management, Inc.	6.875%	5/15/09	275	286

Food, Beverage and Tobacco — 1.0%
Altria Group, Inc.	5.625%	11/4/08	120	120
Altria Group, Inc.	7.000%	11/4/13	160	172
Kraft Foods Inc.	5.250%	6/1/07	50	50
Sara Lee Corporation	6.250%	9/15/11	40	40
Sara Lee Corporation	3.875%	6/15/13	20	18

				400

Funeral Parlors and Cemeteries — N.M.
Service Corporation International	7.500%	6/15/17	10	10	D

Gaming — N.M.
Mohegan Tribal Gaming Authority	8.000%	4/1/12	8	8

Gas and Pipeline Utilities — 1.5%
Dynegy Holdings Inc.	8.750%	2/15/12	70	73
Southern Natural Gas Company	8.875%	3/15/10	105	112
Southern Natural Gas Company	8.000%	3/1/32	49	54
The Williams Companies, Inc.	7.125%	9/1/11	270	278
The Williams Companies, Inc.	8.750%	3/15/32	50	58

				575

Health Care — 0.5%
HCA, Inc.	6.250%	2/15/13	190	185
Tenet Healthcare Corporation	6.500%	6/1/12	20	18
Tenet Healthcare Corporation	9.875%	7/1/14	10	10

				213

Insurance — 0.1%
Xl Capital Ltd.	5.250%	9/15/14	20	19	F

Investment Banking/Brokerage — 0.8%
J.P. Morgan Chase & Co.	5.750%	1/2/13	170	171
Lehman Brothers Holdings Inc.	4.000%	1/22/08	30	29
Lehman Brothers Holdings Inc.	7.000%	2/1/08	100	103

				303

IT Services — N.M.
Compagnie Generale de Geophysique S.A. (CGG)	7.500%	5/15/15	5	5	D,F

Lodging/Hotels — 0.1%
Hilton Hotels Corporation	7.625%	5/15/08	4	4
Host Marriott Corporation	7.875%	8/1/08	2	2
Host Marriott LP	6.750%	6/1/16	10	10	D
Starwood Hotels & Resorts Worldwide, Inc.	7.375%	5/1/07	5	5

				21

Machinery — N.M.
Terex Corporation	7.375%	1/15/14	10	10

Manufacturing (Diversified) — 0.5%
Tyco International Group S.A.	6.125%	11/1/08	100	102	F
Tyco International Group S.A.	6.375%	10/15/11	85	87	F

				189

Media — 1.4%
Lamar Media Corporation	7.250%	1/1/13	19	20
SBC Communications Inc.	5.100%	9/15/14	30	28
Time Warner Inc.	6.150%	5/1/07	385	388
Time Warner Inc.	6.875%	5/1/12	5	5
Time Warner Inc.	7.625%	4/15/31	100	109

				550

Medical Care Facilities — 0.4%
DaVita, Inc.	7.250%	3/15/15	40	40
HCA, Inc.	7.250%	5/20/08	20	21
HCA, Inc.	5.250%	11/6/08	55	54
HCA, Inc.	5.750%	3/15/14	50	47
Health Care REIT, Inc.	8.000%	9/12/12	11	12

				174

Medical Products — 0.1%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	22	23	G

Oil and Gas — 2.0%
AmeriGas Partners, L.P.	7.250%	5/20/15	10	10
Chesapeake Energy Corporation	7.500%	9/15/13	10	10
Chesapeake Energy Corporation	6.250%	1/15/18	10	10
ConocoPhillips	4.750%	10/15/12	150	145
El Paso Corporation	7.800%	8/1/31	17	17
El Paso Corporation	7.750%	1/15/32	100	101
El Paso Natural Gas Company	8.375%	6/15/32	62	70
Kerr-McGee Corporation	7.875%	9/15/31	150	171
Plains Exploration & Production Company	7.125%	6/15/14	10	10
Pogo Producing Company	6.875%	10/1/17	11	11
Pride International, Inc.	7.375%	7/15/14	20	21
Suburban Propane Partners LP	6.875%	12/15/13	30	29
Western Oil Sands Inc.	8.375%	5/1/12	27	30	F
XTO Energy, Inc.	7.500%	4/15/12	145	158

				793

		Maturity
	Rate	Date	ParA	Value

Paper and Forest Products — 0.2%
Georgia-Pacific Corp.	9.500%	12/1/11	5	6
Georgia-Pacific Corp.	7.700%	6/15/15	3	3
Weyerhaeuser Company	6.125%	3/15/07	54	54

				63

Pharmaceuticals — 0.3%
AmerisourceBergen Corporation	5.875%	9/15/15	10	10	D
Bristol-Myers Squibb Company	5.750%	10/1/11	90	91
Omnicare, Inc.	6.875%	12/15/15	14	14

				115

Publishing — N.M.
Sun Media Corporation	7.625%	2/15/13	5	5	F
The Readers Digest Association, Inc.	6.500%	3/1/11	10	10

				15

Real Estate — 0.1%
Forest City Enterprises, Inc.	6.500%	2/1/17	6	6
Ventas, Inc.	8.750%	5/1/09	10	11
Ventas, Inc.	6.750%	6/1/10	10	10
Ventas, Inc.	7.125%	6/1/15	10	10

				37

Rental and Lease Services — N.M.
Hertz Corporation	8.875%	1/1/14	10	11	D
NationsRent Inc.	9.500%	10/15/10	3	3

				14

Retail — 0.5%
J.C. Penney Company, Inc.	7.400%	4/1/37	10	11
Wal-Mart Stores, Inc.	6.875%	8/10/09	160	168

				179

Special Purpose — 1.8%
Devon Financing Corporation ULC	6.875%	9/30/11	260	276
Intelsat Subsidiary Holding Company, Ltd.	8.625%	1/15/15	10	10	F
Qwest Capital Funding, Inc.	7.750%	2/15/31	20	20	E
Resona Preferred Global Securities Limited	7.191%	12/29/49	50	52	B,D,F
Sprint Capital Corporation	6.000%	1/15/07	165	166
Sprint Capital Corporation	7.625%	1/30/11	50	54
Sprint Capital Corporation	8.375%	3/15/12	100	113

				691

Telecommunications — 0.1%
BellSouth Corporation	4.750%	11/15/12	10	9
Cincinnati Bell Inc.	7.000%	2/15/15	15	15

				24

Telecommunications (Cellular/Wireless) — 0.3%
Nextel Communications, Inc.	7.375%	8/1/15	20	21
Qwest Communications International Inc.	8.249%	2/15/09	10	10
Rogers Wireless Communications Inc.	6.375%	3/1/14	20	20	F
Telecom Italia Capital S.A.	5.250%	10/1/15	60	56	F

				107

Transportation — 0.4%
Delta Air Lines, Inc.	6.718%	7/2/24	77	78
Horizon Lines, LLC	9.000%	11/1/12	11	12
Kansas City Southern Railway	9.500%	10/1/08	29	31
OMI Corporation	7.625%	12/1/13	10	10	F
Teekay Shipping Corporation	8.875%	7/15/11	22	24	F

				155

Utilities — 0.3%
United Utilities plc	6.450%	4/1/08	130	132	F

Total Corporate Bonds and Notes				9,358

Mortgage-Backed Securities — 0.1%
GMAC Commercial Mortgage Securities Inc. 1999-CTL1	0.799%	12/15/16	2,489	19	D,H1

U.S. Government and Agency Obligations — 16.6%
United States Treasury Bonds	6.125%	11/15/27	230	262
United States Treasury Bonds	5.375%	2/15/31	30	32
United States Treasury Bonds	4.500%	2/15/36	24	22
United States Treasury Inflation-Protected Security	0.875%	4/15/10	701	664	C
United States Treasury Inflation-Protected Security	1.875%	7/15/15	826	794	C
United States Treasury Inflation-Protected Security	2.000%	1/15/16	40	39	C
United States Treasury Inflation-Protected Security	2.000%	1/15/26	529	501	C
United States Treasury Notes	3.000%	11/15/07	4,340	4,216

Total U.S. Government and Agency Obligations				6,530

		Maturity
	Rate	Date	ParA	Value

U.S. Government Agency Mortgage-Backed Securities — 19.8%
Fannie Mae	6.500%	7/1/29 to 12/1/34	179	184
Fannie Mae	5.000%	12/1/36	300	285	I
Fannie Mae	5.500%	12/1/36	1,000	975	I
Fannie Mae	6.500%	12/1/36	300	305	I
Fannie Mae	6.000%	12/1/36	800	799	I
Fannie Mae	5.000%	12/31/36	3,600	3,425	I
Freddie Mac	6.500%	8/1/29	148	151
Freddie Mac	5.000%	12/1/36	100	95	I
Government National Mortgage Association	7.000%	8/15/28	12	12
Government National Mortgage Association	6.500%	10/15/31	371	385
Government National Mortgage Association	6.000%	11/15/32	136	138
Government National Mortgage Association	5.000%	12/1/36	1,090	1,056	I

Total U.S. Government Agency Mortgage-Backed Securities				7,810

Government Obligations — 4.2%
Federative Republic of Brazil	7.875%	3/7/15	12	13	F
Federative Republic of Brazil	8.875%	4/15/24	7	8	F
Federative Republic of Brazil	10.125%	5/15/27	5	6	F
Federative Republic of Brazil	12.250%	3/6/30	26	40	F
Federative Republic of Brazil	11.000%	8/17/40	92	118	F
Republic of Colombia	11.750%	2/25/20	65	93	F
Republic of Columbia	8.125%	5/21/24	20	22	F
Republic of Panama	7.125%	1/29/26	80	81	F
Republic of Peru	5.000%	3/7/17	42	40	B,F
Republic of Peru	5.000%	3/7/17	55	52	B,D,F
Republic of Peru	8.750%	11/21/33	38	43	F
Russian Federation	5.000%	3/31/30	470	516	B,F
United Mexican States	5.625%	1/15/17	40	39	F
United Mexican States	8.300%	8/15/31	100	121	F
United Mexican States	7.500%	4/8/33	430	479	F

Total Government Obligations				1,671

Warrants — N.M.
AT&T Latin America Corporation			18 wts	0

Total United States Dollar				25,388

Total Long-Term Securities (Identified Cost — $38,972)				38,758

Short-Term Securities — 10.0%
Repurchase Agreements — 10.0%
Goldman, Sachs & Company
4.75%, dated 3/31/06, to be repurchased at $1,975 on 4/3/06 (Collateral: $1,995 Fannie Mae notes, 4.81%, due 4/5/10, value $2,015)			$1,974	1,974

Lehman Brothers, Inc.
4.75%, dated 3/31/06, to be repurchased at $1,975 on 4/3/06 (Collateral: $1,995 Federal Home Loan Bank bonds, 5%, due 5/13/11, value $2,013)			1,974	1,974

Total Short-Term (Identified Cost — $3,948)				3,948

Total Investments — 108.3% (Identified Cost — $42,920)				42,706
Other Assets Less Liabilities — (8.3)%				(3,266)

Net Assets — 100.0%				39,440

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts Purchased
Bundesobligation Futures	June 2006	23	(15)
U.S. Treasury Bond Futures	June 2006	2	(6)

			$(21)

			—
Futures Contracts Written
Bundesobligation Futures	June 2006	30	26
U.S. Treasury Note Futures	June 2006	9	10
U.S. Treasury Note Futures	June 2006	12	5

			$41

A	Securities are grouped by the currencies in which they were issued, and the par values are also in the issuance currency. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of March 31, 2006.

B	Stepped Coupon Security — A decurity with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

C	Inflation Protected Security — A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

D	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule ex- cept to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 1.5% of net assets.

E	Indexed Security — The rate of interest earned on this security is tied to the London Interbank Offered Rate (“LIBOR”), the Consumber Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rate is the rate as of March 31, 2006.

F	Yankee Bond — A dollar denominated bond issued in the U.S. by foreign entities.

G	Unit — A security which consists of a bond and warrants to purchase the stock of the issuer.

H	Securities with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

I	When-issued Security — A security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

N.M.	— Not meaningful.
At March 31, 2006, open forward currency exchange contracts (expressed in the contractual currency) were:

Settlement	Contract To				Unrealized
Date	Receive		Deliver		Gain/(Loss)

05/10/06	AUD	3,266	USD	2,451	$(115)
05/10/05	CAD	155	EUR	110	—
05/10/05	CAD	1,397	USD	1,219	(21)
05/10/05	EUR	3,642	AUD	5,964	80
05/10/05	EUR	110	CAD	155	—
05/10/05	EUR	1,826	DKK	13,618	1
05/10/05	EUR	636	NOK	5,120	(5)
05/10/05	EUR	2,898	PLN	11,184	30
05/10/05	EUR	650	SEK	6,020	6
05/10/05	EUR	15,663	USD	19,292	(257)
05/10/05	GBP	935	USD	1,652	(27)
05/10/05	JPY	205,700	EUR	1,460	(8)
05/10/05	JPY	975,544	USD	8,646	(312)
05/10/05	PLN	1,276	EUR	336	(6)
05/10/05	PLN	2,379	USD	759	(23)
05/10/05	SEK	14,707	USD	1,951	(54)
05/10/05	USD	994	AUD	1,325	47
05/10/05	USD	1,001	CAD	1,150	15
05/10/05	USD	22,964	EUR	18,676	266
05/10/05	USD	7,704	GBP	4,361	120
05/10/05	USD	6,196	JPY	699,454	221
05/10/05	USD	321	NOK	2,093	—
05/10/05	USD	1,436	SEK	10,807	42
05/17/05	KRW	268,000	USD	276	—

					$—

AUD — Australian Dollar	EUR — Euro Dollar	KRW — South Korean Won	SEK — Swedish Krona
CAD — Canadian Dollar	GBP — British Pound Sterling	NOK — Norwegian Krone	USD — United States Dollar
DKK — Danish Krone	JPY — Japanese Yen	PLN — Polish Zloty

Statement of Net Assets
September 30, 2005 (Unaudited)
(Amounts in Thousands)
International Equity Trust

	Shares/Par	Value

Common Stocks and Equity Interests — 97.7%
Australia — 2.2%
BHP Billiton Limited	144	$2,894
Challenger Financial Services Group Limited	448	1,121
Downer EDI Limited	126	797
Leighton Holdings Limited	90	1,146
QBE Insurance Group Limited	133	2,079

		8,037

Austria — 0.4%
OMV AG	21	1,405

Belgium — 0.9%
Delhaize Group	28	2,038
Fortis	39	1,380

		3,418

Brazil — 0.7%
Companhia Vale do Rio Doce (CVRD) — ADR	24	1,025
Petroleo Brasileiro S.A. — ADR	17	1,389

		2,414

Canada — 3.1%
Biovail Corporation	35	847
Canadian National Railway Company	20	898
CGI Group Inc.	99	658	A
Husky Energy Inc.	21	1,241
National Bank of Canada	16	870
Nexen Inc.	24	1,300
Shaw Communications, Inc.	32	771
Teck Cominco Limited	32	2,053
Telus Corporation	15	601
The Toronto-Dominion Bank	21	1,148
Yellow Pages Income Fund — unit	57	798

		11,185

Finland — 0.8%
Nokia Oyj	77	1,586
Wartsila Corporation	36	1,321

		2,907

France — 11.8%
Air France-KLM	66	1,548
Alstom	23	1,905	A
Assurances Generales de France (AGF)	10	1,256
Axa	75	2,640
BNP Paribas	4	387	A
BNP Paribas	43	4,008
Bouygues S.A.	35	1,845
Cap Gemini S.A.	47	2,567
Compagnie Generale des Etablissements Michelin	14	874
Credit Agricole S.A.	31	1,195
Natexis Banques Populaires	3	675
Sanofi-Aventis	33	3,131
SCOR	318	811
Societe BIC S.A.	13	845
Societe Generale	26	3,965
STMicroelectronics N.V.	73	1,356
Suez S.A.	85	3,355
TotalFinaElf S.A.	21	5,417
Valeo S.A.	9	372
Vallourec S.A.	5	4,831

		42,983

	Shares/Par	Value

Germany — 7.2%
Adidas-Salomon AG	3	549
Allianz AG	20	3,309
Celesio (Gehe) AG	17	1,623
Commerzbank AG	31	1,238
Continental AG	20	2,252
DaimlerChrysler AG	55	3,140
Deutsche Bank AG	38	4,333
Deutsche Telekom AG	91	1,533
E.ON AG	22	2,378
Fresenius AG — preferred shares	10	1,794
RWE AG	33	2,856
Siemens AG	15	1,443

		26,448

Greece — 0.9%
Alpha Bank A.E.	30	1,116
Coca-Cola Hellenic Bottling Company S.A.	40	1,243
Titan Cement Company	21	989

		3,348

Hong Kong — 1.7%
Esprit Holdings Limited	90	700
Hutchison Whampoa Limited	56	513
Kerry Properties Limited	224	820
Li & Fung Limited	270	609
PetroChina Company Limited	852	895
Sino Land Company Limited	1,004	1,449
The Link REIT	590	1,277	A

		6,263

India — 0.6%
Suzlon Energy Ltd.	73	2,144

Ireland — 0.6%
C&C Group plc	125	849
Irish Life & Permanent plc	59	1,426

		2,275

Italy — 2.8%
Banca Intesa S.p.A.	171	1,023
Banca Popolare di Milano Scarl (BPM)	101	1,190
Capitalia S.p.A.	114	948
Compagnia Assicuratrice Unipol S.p.A.	351	1,139
ENI S.p.A.	55	1,569
ERG S.p.A.	33	856
Italcementi S.p.A.	72	1,728
Societa’ Cattolica di Assicurazioni S.c.r.l.	15	840
Telecom Italia S.p.A.	292	777

		10,070

Japan — 26.2%
AEON CREDIT SERVICE CO., LTD.	44	1,327
AISIN SEIKO CO., LTD.	35	1,369
BROTHER INDUSTRIES, LTD.	100	1,095
CANON SALES CO., INC.	70	1,507
Credit Saison Co., Ltd.	20	1,089
DAIDO STEEL CO., LTD.	105	1,066
Electric Power Development Co., Ltd.	8	253
EXEDY Corporation	21	670
FUJI ELECTRIC HOLDINGS CO., LTD.	453	2,470

	Shares/Par	Value

Fujikura Ltd.	160	1,811
FUJITSU LIMITED	158	1,333
HISAMITSU PHARMACEUTICAL CO., INC.	24	599
Hokuhoku Financial Group, Inc.	269	1,181
HONDA MOTOR CO., LTD.	10	613
ITOCHU Corporation	359	3,083
JAPAN TOBACCO INC.	0.3	992
Jupiter Telecommunications Co., Ltd.	0.1	71	A
KAJIMA CORPORATION	210	1,311
Kobe Steel, Ltd.	317	1,204
KOITO MANUFACTURING CO., LTD.	67	940
KOYO SEIKO CO., LTD.	51	1,018
LEOPALACE21 CORPORATION	53	1,990
Marubeni Corporation	404	2,114
MATSUI SECURITIES CO., LTD.	0.2	3	A
Matsushita Electric Industrial Co., Ltd.	180	3,998
Mazda Motor Corporation	103	625
Mitsubishi Chemical Holdings Corporation	98	604
Mitsubishi Corporation	124	2,816
Mitsubishi Electric Corporation	321	2,724
Mitsubishi Tokyo Financial Group, Inc.	0.1	1,422
Mitsubishi UFJ Securities Co., Ltd.	183	2,938	A
MITSUI & CO., LTD.	53	763
Mitsui Mining & Smelting Company, Limited	170	1,190
Mitsui Trust Holdings, Inc.	88	1,282
Mizuho Financial Group, Inc.	0.2	1,906
NEC Corporation	179	1,257
Nippon Shinpan Co., Ltd.	132	1,394
NTN CORPORATION	81	642
ORIX Corporation	10	3,004
RICOH COMPANY, LTD.	155	3,028
Seven & I Holdings Co., Ltd.	12	475
Shinsei Bank, Ltd.	383	2,681
Showa Denko K.K.	274	1,217
SUMCO CORPORATION	41	2,201
SUMITOMO CORPORATION	210	2,989
Sumitomo Electric Industries, Ltd.	36	570
SUMITOMO HEAVY INDUSTRIES, LTD.	51	490
Sumitomo Mitsui Financial Group, Inc.	0.4	4,339
Sumitomo Rubber Industries, Ltd.	59	771
TAIHEIYO CEMENT CORPORATION	185	894
Takeda Pharmaceutical Company Ltd.	52	2,952
TDK CORPORATION	18	1,333
THE NISHI-NIPPON CITY BANK, LTD.	264	1,440
TOKYU LAND CORPORATION	80	715
TOSHIBA CORPORATION	278	1,615
TOYODA GOSEI CO., LTD.	36	798
Toyota Motor Corporation	138	7,542
Ube Industries, Ltd.	278	819
Yamaha Motor Co., Ltd.	66	1,631
YASKAWA Electric Corporation	131	1,479

		95,653

Mexico — 0.3%
Cemex S.A. de C.V. — ADR	17	1,110

Netherlands — 5.4%
ABN AMRO Holding N.V.	90	2,711
Buhrmann N.V.	68	1,200
DSM N.V.	43	1,944
Heineken N.V.	29	1,113
ING Groep N.V.	97	3,842
Koninklijke (Royal) Philips Electronics N.V.	113	3,828
Koninklijke BAM Groep N.V.	21	2,111
Wolters Kluwer N.V.	116	2,889

		19,638

	Shares/Par	Value

Norway — 0.6%
Statoil ASA	38	1,096
Telenor ASA	103	1,106

		2,202

Singapore — 0.9%
Biosensors International Group Ltd.	1,683	1,260	A
China Flexible Packaging Holdings Limited	730	232
Fraser and Neave Limited	44	539
Keppel Corporation Limited	145	1,238

		3,269

South Korea — 0.7%
GS Engineering & Construction Corp.	15	909
Hyundai Department Store Co., Ltd.	10	935
Hyundai Motor Company	8	647

		2,491

Spain — 2.7%
ACS, Actividades de Contruccion y Servicios, S.A.	20	778
Banco Bilbao Vizcaya Argentaria, S.A.	36	745
Banco Santander Central Hispano S.A.	208	3,038
Corporacion Mapfre S.A.	85	1,732
Telefonica, S.A.	220	3,452

		9,745

Sweden — 0.9%
Boliden AB	72	1,112
SAS AB	25	354	A
Skandinaviska Enskilda Banken AB (SEB)	48	1,186
Telefonaktiebolaget LM Ericsson AB	200	761

		3,413

Switzerland — 4.1%
Converium Holding AG	133	1,655
Credit Suisse Group	14	791
Holcim Ltd.	17	1,377
Nestle S.A.	11	3,223
Novartis AG	34	1,911
Roche Holdings AG	23	3,393
Swiss Life Holding	6	1,308
UBS AG	11	1,227

		14,885

Taiwan — 0.2%
Siliconware Precision Industries Company — ADR	136	878

United Kingdom — 22.0%
Amlin plc	369	1,782
Anglo American plc	78	3,007
AstraZeneca Group plc	60	3,013
BAE Systems plc	296	2,168
Barclays plc	216	2,527
Barratt Developments plc	70	1,292
Bellway plc	35	743
BHP Billiton plc	70	1,280
BP Amoco plc	637	7,319
Brit Insurance Holdings plc	700	1,183
British Airways plc	374	2,293	A
British American Tobacco plc	135	3,278
Charter plc	95	1,209	A
Drax Group plc	147	1,976	A
EMAP plc	31	481

	Shares/Par	Value

Friends Provident plc	282	1,022
GlaxoSmithKline plc	160	4,174
HBOS plc	237	3,963
HSBC Holdings plc	327	5,489
Imperial Chemical Industries plc	369	2,216
Invensys plc	3,609	1,443	A
Investec plc	25	1,277
Lloyds TSB Group plc	176	1,687
Marks & Spencer Group plc	79	768
Northern Rock plc	125	2,580
Northumbrian Water Group plc	378	1,569
Old Mutual plc	361	1,263
Persimmon plc	100	2,311
Pilkington plc	162	457
Punch Taverns plc	88	1,281
Rio Tinto plc	49	2,506
Rolls-Royce Group plc	151	1,200	A
Rolls-Royce Group plc - B shares	8,107	14	A,B
Royal Bank of Scotland Group plc	60	1,958
Royal Dutch Shell plc	114	3,720
Royal Dutch Shell plc	43	1,336
Tesco plc	398	2,285
Vodafone Group plc	772	1,616
Wolseley plc	25	602

		80,288

Total Commons Stock and Equity Interests (Identified Cost — $288,685)		356,469

Repurchase Agreements — 3.5%

Bank of America
4.75%, dated 3/31/06, to be repurchased at $6,474 on 4/3/06 (Collateral: $6,590 Federal Home Loan Bank bonds, 4.75%, due 8/8/07, value $6,606)	$6,471	6,471

J.P. Morgan Chase & Co.
4.7%, dated 3/31/06, to be repurchased at $6,474 on 4/3/06 (Collateral: $6,585 Fannie Mae notes, 4.75%, due 8/10/07, value $6,610)	6,472	6,472

Total Repurchase Agreements (Identified Cost — $12,943)		12,943

Total Investments — 101.2% (Identified Cost — $301,628)		369,412
Other Assets Less Liabilities — (1.2)%		(4,402)

Net Assets — 100.0%		$365,010

A	Non-income producing.

B	Illiquid security valued at fair value under policies approved by the Board of Directors.
At March 31, 2006, open forward currency exchange contracts (expressed in the contractual currency) were:

Settlement	Contract To				Unrealized
Date	Receive		Deliver		Gain/(Loss)

04/03/06	CHF	706	USD	539	$2
04/03/06	JPY	603,601	USD	5,142	(16)
04/03/06	USD	276	EUR	227	—
04/03/06	USD	1,612	GBP	924	5
04/04/05	EUR	463	USD	561	—
04/04/06	GBP	1,268	USD	2,211	(7)
04/04/05	JPY	214,893	USD	1,828	(2)
04/04/06	USD	236	EUR	195	—
04/05/06	EUR	65	USD	79	—
04/05/05	GBP	869	USD	1,508	1

					$(17)

CHF — Swiss Franc
EUR — Euro
GBP — British Pound Sterling
JPY — Japanese Yen

Security Valuation
     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (‘‘NASDAQ’’), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
     Each Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund could expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.
     Most securities held by Global Income are valued on the basis of valuations furnished by an independent service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.
Options and Futures
     As part of its investment program, Global Income may utilize options and futures. Emerging Markets and International Equity may also utilize options and futures to a limited extent. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is markedto- market daily. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.
Forward Currency Exchange Contracts
     As part of its investment program, each Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.
     Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.
      Other information regarding the Funds is available in the Funds most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 – Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Global Trust, Inc.
Date: May 24, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Global Trust, Inc.
Date: May 24, 2006

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Global Trust, Inc.
Date: May 23, 2006